Operating Segments and Geographic Information - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) Segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment Reporting Information [Line Items]
Number of Reportable Segments | Segment	4
Anixter International Inc. [Member]
Segment Reporting Information [Line Items]
Revenues generated from sales	$ 286.2	$ 281.9	$ 290.5
Accounts receivable outstanding	$ 26.5
Anixter International Inc. [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Percentage of total accounts receivable outstanding	7.00%
Anixter International Inc. [Member] | Customer Concentration Risk [Member] | Revenues [Member]
Segment Reporting Information [Line Items]
Percent of total revenues	12.00%	12.00%	13.00%
M2 FX Limited [Member]
Segment Reporting Information [Line Items]
Inventories	$ 0.2